[Logo omitted] Global Asset Management



Series M

Series T




PROSPECTUS

OCTOBER 8, 2003





This prospectus contains information about shares of Series M and Series T (each a "Fund" and, collectively, the "Funds"), each a series of SMA Relationship TrustSM (the "Trust"). Each Fund has one class of shares. Each Fund is used exclusively for separately managed accounts advised or sub-advised by UBS Global Asset Management (US) Inc. or its affiliates.

Series M is not an appropriate investment for tax-advantaged accounts.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.








SMA Relationship Trust(SM) and SMA*RT Shares(SM) are service marks of UBS Global Asset Management (US) Inc.





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              Not FDIC Insured. May lose value. No bank guarantee.
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


The UBS Funds
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Contents

THE FUNDS

What every investor should know about the Funds

                                                                      Page
                                                                      ----
     Series M

                 Investment Objective, Strategies and Risks .........  2
                 Performance ........................................  4
                 Expenses and Fee Tables ............................  5
                 More About Risks and Investment Strategies .........  6

     Series T

                 Investment Objective, Strategies and Risks .........  9
                 Performance ........................................ 11
                 Expenses and Fee Tables ............................ 12
                 More About Risks and Investment Strategies ......... 14


YOUR INVESTMENT

Information for managing your Fund account

                 Managing Your Fund Account ......................... 19
                 --   Buying Shares
                 --   Selling Shares
                 --   Pricing and Valuation



ADDITIONAL INFORMATION

Additional important information about the Funds

                 Management ......................................... 21
                 Dividends and Taxes ................................ 22
                 Financial Highlights ............................... 24
                 Where to learn more about the Funds ................ Back Cover



              -----------------------------------------------------
              The Funds are not a complete or balanced investment.
              -----------------------------------------------------



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

Series M
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INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


FUND OBJECTIVE

Total return consisting of capital appreciation and current income exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES


The Fund is used exclusively for separately managed accounts advised or sub-advised by UBS Global Asset Management (US) Inc. ("Advisor" or "UBS Global AM") or its affiliates. The Fund normally invests substantially all its assets in municipal bonds. These are bonds and similar securities issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities that are exempt from federal income tax. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in securities that pay income exempt from federal income tax.

The Fund normally invests at least 65% of its total assets in investment grade municipal bonds, but it also invests, to a lesser extent, in treasury securities and lower rated bonds. The Fund may (but is not required to) use interest rate futures contracts, swaps, treasury futures, interest rate lock transactions, and other derivatives to help manage its portfolio duration. "Duration" is a measure of the Fund's exposure to interest rate risk. A longer duration means an increased likelihood of interest rate sensitivity. The Fund's target duration will be similar to the option-adjusted duration of the Lehman Brothers Municipal Bond Index. The option-adjusted duration of the Lehman Brothers Municipal Bond Index was 8.17 years as of July 31, 2003. The Fund may invest in bonds of any maturity or duration.

The Advisor employs a disciplined investment process implementing three key decisions: duration/yield curve positioning (i.e., interest rate forecasting and maturity allocation), sector allocation and security selection. Duration decisions are derived through monitoring five key economic variables: monetary policy, level of economic activity, inflation, real estate rates and market psychology. UBS Global AM's sector allocation strategy examines relative value by analyzing historical valuations, current fundamentals, and future trends through in-depth research. Once the relationships between these sectors have been established, the final decision of security selection is made by portfolio managers with substantial input from the UBS Global AM team, which constantly monitors the municipal market. This disciplined process looks to maximize returns for each given level of risk. All decisions are supported by four vital types of research: economic, quantitative, credit, and market.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The principal risks of investing in the Fund are:

o INTEREST RATE RISK - The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term fixed income securities and higher quality securities more than lower quality securities.



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2                                                                     Prospectus

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Series M
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o    CREDIT RISK - Municipal bond issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality bonds than for bonds that are investment grade.

o POLITICAL RISK - The Fund's investments may be significantly affected by political changes, including legislative proposals that may make municipal bonds less attractive in comparison to taxable bonds or other types of investments.

o PREPAYMENT OR CALL RISK - The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower rates than the original obligations.

o RELATED SECURITIES CONCENTRATION RISK - Because the Fund may invest more than 25% of its net assets in municipal bonds that are issued to finance similar projects, economic, business, or political developments or changes that affect one municipal bond also may affect other municipal bonds in the same sector.

o NON-DIVERSIFICATION RISK - Focusing investments in a small number of issuers increases risk. The Fund is "non-diversified," which means that it may invest a greater percentage of its assets in the securities of a single issuer than a "diversified" fund. A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be. Some of those issuers might also present substantial credit or other risks.

o DERIVATIVES RISK - The Fund's investments in derivatives may rise or fall more rapidly than other investments.


More information about these and other risks of an investment in the Fund is provided in the section "More About Risks and Investment Strategies."



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Series M
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PERFORMANCE


No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year.







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4                                                                     Prospectus

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Series M
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EXPENSES AND FEE TABLES



FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

The tables and expense example reflect the fact that the net expenses of the Fund are 0.00%. The Fund is used only for investors who are clients of a wrap fee program advised or sub-advised by UBS Global AM or its affiliates. Clients pay a wrap fee to participate in the program.

SHAREHOLDER TRANSACTION EXPENSES



Maximum Sales Charge (Load) Imposed on Purchases
     (as a % of offering price).....................................       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
     (as a % of offering price).....................................       None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


Management Fees* ...................................................      0.25%
Distribution and/or Service (12b-1) Fees............................         0%
Other Expenses......................................................         0%
                                                                         ------
Total Annual Fund Operating Expenses................................      0.25%
                                                                         ======

Fee Waiver/Expense Reimbursement** .................................      0.25%
Net Expenses .......................................................      0.00%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year          3 years
                         ----------      -----------
                            $0                $0



*This amount reflects the portion of the wrap fee attributable to the management of the Fund (not the management of the entire wrap account). This amount also includes operating expenses of the Fund which are paid for by UBS Global AM.

**The Advisor has agreed irrevocably to waive all fees and reimburse all expenses, except expenses incurred by the Fund with respect to extraordinary litigation.


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Prospectus                                                                     5



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Series M
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MORE ABOUT RISKS AND INVESTMENT STRATEGIES


Additional information about certain principal risks and information about other risks of investing in Series M are described below. Other risks of investing in the Fund, along with further details about some of the risks described below, are discussed in the Fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a municipal bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality municipal bonds are subject to some credit risk. However, credit risk is greater for lower quality municipal bonds (bonds with ratings of BB or below by Standard & Poor's Ratings Group ("S&P") or Ba or below by Moody's Investors Service, Inc. ("Moody's")). Municipal bonds that are not investment grade involve high credit risk and are considered speculative. High yield, lower quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price the Fund desires.

Some municipal bonds are "insured bonds," which means that a private insurer guarantees payment even if the issuer of the bond defaults. Insured bonds are subject to credit risks relating to both the issuer and the insurer, because if the market believes that either of them has become less able to make payments, the value of the municipal bond may decline. Bond insurance does not protect against interest rate or other non-credit risks.

DERIVATIVES RISK. The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. The Fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the Fund uses derivatives as a hedge, the hedge may not succeed if changes in the values of the derivatives are not matched by expected changes in the values of the assets being hedged.

INTEREST RATE RISK. Interest rate risk is the risk that if interest rates rise, the value of the Fund's investments in municipal bonds falls. In general, the value of municipal bonds with longer durations fluctuates more in response to interest rate changes than municipal bonds with shorter durations. Bonds that are subject to "call" provisions may be prepaid at specified times prior to their scheduled maturity dates, especially if prevailing interest rates are lower than they were when the bond was issued. The Fund may need to reinvest the proceeds of called bonds in investments that pay lower rates, thus reducing the Fund's income.

POLITICAL RISK. The municipal bond market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of a municipal bond fund's interest or the tax-exempt status of a municipal bond fund's dividends.


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6                                                                     Prospectus

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Series M
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Similarly, reductions in tax rates may make municipal bonds less attractive in comparison to taxable bonds or other types of investments. Legislatures also may fail to appropriate funds needed to pay municipal bond obligations. These events could cause the value of the Fund's investments in municipal bonds to fall and might adversely affect the tax-exempt status of the Fund's investments or of the dividends that the Fund pays. During periods of uncertainty, the prices of municipal securities may become volatile.

TAX LIABILITY RISK. Tax liability risk is the risk of non-compliant conduct by a municipal bond issuer, resulting in distributions by the Fund being taxable to shareholders as ordinary income.


RELATED SECURITIES CONCENTRATION RISK. The Fund may invest more than 25% of its net assets in municipal bonds that are issued to finance similar projects, such as those relating to education, health care, transportation or utilities. Economic, business or political developments or changes that affect one municipal bond also may affect other municipal bonds in the same sector. As a result, the Fund is subject to greater risk than funds that do not follow this practice.


NON-DIVERSIFICATION RISK. Focusing investments in a small number of issuers increases risk. The Fund is "non-diversified," which means that it may invest a greater percentage of its assets in the securities of a single issuer than a "diversified" fund. A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be. Some of those issuers might also present substantial credit or other risks.

ADDITIONAL INVESTMENT STRATEGIES

DEFENSIVE POSITIONS; CASH RESERVES. To protect itself from adverse market conditions, the Fund may take a temporary defensive position that is different from its normal investment strategy. This means that the Fund may temporarily invest a higher proportion, or even all, of its assets in cash or money market instruments that pay taxable interest. Since these investments provide relatively low income that is taxable, a defensive position may not be consistent with achieving the Fund's investment objective. However, the Fund also may invest in money market instruments that pay tax-exempt interest as part of its ordinary investment strategy.


PORTFOLIO TURNOVER. The Fund may engage in frequent trading in order to achieve its investment objective. Frequent trading may result in a portfolio turnover rate of over 100% annually. Portfolio turnover increases brokerage costs the Fund pays and reduces performance.

Frequent trading may increase the portion of the Fund's capital gains that are realized for tax purposes in any given year. This may increase the Fund's taxable distributions in that year. Frequent trading also may increase the portion of the Fund's realized capital gains that is considered "short-term" for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term capital gains than they would pay on distributions that represent long-term capital gains.



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Prospectus                                                                     7

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Series M
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The Fund does not restrict the frequency of trading in order to limit expenses or the tax effect its distributions may have on shareholders.

OTHER INFORMATION

COMMODITY POOL OPERATOR EXEMPTION. The Trust is operated by a person that has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.





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8                                                                     Prospectus

Series T
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INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


FUND OBJECTIVE

Maximize total return, consisting of income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is used exclusively for separately managed accounts advised or sub-advised by UBS Global Asset Management (US) Inc. ("Advisor" or "UBS Global AM") or its affiliates. The Fund provides exposure to certain sectors of the fixed income market and is designed to augment the overall asset class exposure of individual securities held in a managed account. The Fund seeks to achieve its investment objective by investing in two underlying funds: UBS Corporate Bond Relationship Fund ("Corporate Fund") and UBS U.S. Securitized Mortgage Relationship Fund ("Mortgage Fund") (collectively, the "Underlying Funds"). Corporate Fund generally invests its assets in U.S. dollar denominated debt obligations of U.S. and non-U.S. corporations. Mortgage Fund generally invests its assets in mortgage-related and mortgage-backed securities of U.S. issuers. Both Corporate Fund and Mortgage Fund invest in investment grade securities with an initial maturity of greater than one year. Neither Corporate Fund nor Mortgage Fund has a limit on maturity other than the initial maturity requirement of greater than one year. Investment grade securities are those that have received either a minimum rating of BBB from S&P or Baa from Moody's. The Underlying Funds are advised by UBS Global Asset Management (Americas) Inc. ("Underlying Fund Advisor"), an affiliate of the Advisor. The Fund may also hold cash or cash equivalents.

The Advisor allocates the Fund's assets between the Underlying Funds using fundamental and quantitative analysis. The Advisor's allocation of the Fund's assets between the Underlying Funds is based on the Advisor's expectation that the selected Underlying Funds, in combination, will be appropriate to achieve the Fund's investment objective. The Advisor reallocates Fund investments when, in its opinion, it is necessary to do so based on its outlook for the economy and financial markets and the relative performance of the Underlying Funds.

The Fund is structured as a "fund of funds," which means it pursues its investment objective by investing its assets in the Underlying Funds, which are other investment companies, rather than investing in stocks, bonds, cash and other investments.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The principal risks presented by the Fund are:

o FUND OF FUNDS RISK - The Fund's investment performance depends on the investment performance of the Underlying Funds in which the Fund invests. Therefore, the risks associated with an investment in the Fund are also the risks associated with an investment in the Underlying Funds. Some of these risks are discussed below.

o INTEREST RATE RISK - The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will affect the value



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Prospectus                                                                     9

Series T
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     of longer-term fixed income securities more than shorter-term fixed income securities and higher quality securities more than lower quality securities.

o CREDIT RISK - The risk that an issuer may default or otherwise be unable to honor a financial obligation.

o PREPAYMENT OR CALL RISK - The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing an Underlying Fund to re-invest in obligations with lower rates than the original obligations.

o EXTENSION RISK - When interest rates are rising, the average life of securities backed by debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security.


o DERIVATIVES RISK - An Underlying Fund's investments in derivatives may rise or fall more rapidly than other investments.

o NON-DIVERSIFICATION RISK - Focusing investments in a small number of issuers increases risk. The Fund and the Underlying Funds are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than "diversified" funds. A Fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be. Some of those issuers might also present substantial credit or other risks.

More information about these and other risks of an investment in the Fund is provided in the section "More About Risks and Investment Strategies."




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10                                                                    Prospectus

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Series T
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PERFORMANCE


No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year.






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Prospectus Page                                                               11

Series T
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EXPENSES AND FEE TABLES


FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

The tables and expense example reflect the fact that the net expenses of the Fund are 0.00%. The Fund is used only for investors who are clients of a wrap fee program advised or sub-advised by UBS Global AM or its affiliates. Clients pay a wrap fee to participate in the program. The Fund will indirectly bear the expenses of the Underlying Funds. The Underlying Funds pay no advisory fees but pay other expenses. The portion of the expenses of the Underlying Funds that the Fund will bear will vary based on its percentage ownership of the Underlying Funds which may change at any time. The Underlying Funds' advisor has agreed to cap the expenses of Corporate Fund and Mortgage Fund at 0.10% and 0.1375%, respectively, for the fiscal year ending December 31, 2003. The Underlying Funds' advisor may discontinue this limitation at any time in its sole discretion.

SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge (Load) Imposed on Purchases
     (as a % of offering price)........................................    None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
     (as a % of offering price)........................................    None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fees*.......................................................   0.25%
Distribution and/or Service (12b-1) Fees...............................      0%
Other Expenses.........................................................      0%
                                                                         ------

Total Annual Fund Operating Expenses...................................   0.25%
                                                                         ======

Fee Waiver/Expense Reimbursement** ....................................   0.25%
Net Expenses ..........................................................   0.00%


*This amount reflects the portion of the wrap fee attributable to the management of the Fund (not the management of the entire wrap account). This amount also includes operating expenses of the Fund which are paid for by UBS Global AM.

**The Advisor has agreed irrevocably to waive all fees and reimburse all expenses, except expenses incurred by the Fund with respect to extraordinary litigation.

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12                                                                    Prospectus


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Series T
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EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 year        3 years
                            ----------    -----------
                                $0            $0





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Prospectus                                                                    13


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Series T
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MORE ABOUT RISKS AND INVESTMENT STRATEGIES


The Fund is a type of investment company known as a "fund of funds" - a term that means a fund that invests in other mutual funds instead of investing directly in stocks, bonds and other investments. An investment in the Fund involves the special risks described below.

FUND OF FUNDS RISKS

o Your investment in the Fund is subject to all the risks of an investment directly in the Underlying Funds in which the Fund invests. These risks are summarized below under "Principal Risks of Investing in the Underlying Funds."

o The Fund's performance directly reflects the investment performance of the Underlying Funds in which the Fund invests. Thus, the Fund's performance depends both on the allocation of its assets between the Underlying Funds and the Underlying Funds' ability to meet their investment objectives. The Advisor may not accurately assess the attractiveness or risk potential of particular Underlying Funds, asset classes, or investment styles.

o The Fund only invests in two Underlying Funds and will invest in such Underlying Funds in accordance with allocations determined by the Advisor. Therefore, the performance of the Underlying Funds may have a significant effect on the performance of the Fund and the price of its shares. As with any mutual fund, there is no assurance that either Underlying Fund will achieve its investment objective.

Each Underlying Fund pays its own operating expenses. By investing in the Fund, which is operated as a "fund of funds," an investor will indirectly pay the expenses of the Underlying Funds.

The taxable gains that the Fund distributes to its shareholders are generated by both its transactions in shares of the Underlying Funds and from the Underlying Funds' own portfolio transactions.

MORE INFORMATION ABOUT THE UNDERLYING FUNDS

The following is a concise description of the investment objectives and policies and the principal risks of the Underlying Funds. The Statement of Additional Information ("SAI") includes more information about their investment policies and risks. No offer of the shares of either Underlying Fund is made in this prospectus.

Corporate Fund's investment objective is to maximize total return, consisting of current income and capital appreciation. Under normal circumstances, Corporate Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in investment grade, U.S. dollar denominated debt obligations of U.S. and non-U.S. corporations. Corporate Fund may invest up to 20% of its net assets in any combination of investment grade, U.S. dollar denominated debt obligations issued by the U.S. government or any of its agencies or instrumentalities; investment grade, U.S. dollar denominated credit obligations issued by supranational entities, foreign governments or foreign government related entities (including participations in loans between governments and financial institutions); asset-backed securities; or mortgage-backed securities. Depending on its assessment of market conditions, Corporate Fund's investment advisor may choose to allocate Corporate Fund's assets among these types of investments in any combination (subject to the 20% limitation noted above) or may



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14                                                                    Prospectus

Series T
--------------------------------------------------------------------------------



choose not to invest in these types of investments. The principal risks of Corporate Fund are interest rate risk, credit risk, call or prepayment risk, extension risk, foreign investing risk, derivatives risk, and non-diversification risk.

Mortgage Fund's investment objective is to maximize total return, consisting of capital appreciation and current income, while controlling risk. Under normal circumstances, Mortgage Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in mortgage-related and mortgage-backed securities of U.S. issuers. Mortgage Fund may also invest up to 20% of its net assets in U.S. dollar denominated fixed income securities of foreign issuers. Its principal risks are interest rate risk, credit risk, call or prepayment risk, extension risk, derivatives risk, non-diversification risk, and foreign investing risk.



Each Underlying Fund is a non-diversified fund, as defined in the Investment Company Act of 1940, and is subject to greater risk than funds that have a broader range of investments.

PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING FUNDS

As noted above, your investment in the Fund is subject to all the risks of a direct investment in the Underlying Funds. The main risks of investing in the Underlying Funds are described below.

Other risks of investing in the Fund, along with further detail about some of the risks described below, are discussed in the Fund's SAI. Information on how you can obtain the SAI is on the back cover of this prospectus.

INTEREST RATE RISK. The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that if interest rates rise, the value of a Fund's investments in bonds falls. Interest rate risk is the primary source of risk for U.S. government and usually for other very high quality bonds. The impact of changes in the general level of interest rates on lower quality bonds may be greater or less than the impact on higher quality bonds.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Lower quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a Fund desires.

PREPAYMENT OR CALL RISK. Payments on bonds that are backed by mortgage loans or other similar assets may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. As a result, an



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Prospectus                                                                    15

Series T
--------------------------------------------------------------------------------



Underlying Fund may need to reinvest these early payments at those lower interest rates, thus reducing its income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer term investment.

Some corporate and municipal bonds, particularly those issued at relatively high interest rates, provide that the issuer may repay them earlier than the maturity date. The issuers of these bonds are most likely to exercise these "call" provisions if prevailing interest rates are lower than they were when the bonds were issued. An Underlying Fund then may have to reinvest the repayments at lower interest rates. Bonds subject to call provisions also may not benefit fully from the rise in value that generally occurs for bonds when interest rates fall.

EXTENSION RISK. When interest rates are rising, the average life of securities backed by debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security.

DERIVATIVES RISK. The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for an Underlying Fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. If an Underlying Fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the derivatives that are not matched by corresponding expected changes in the value of the rest of the Underlying Fund's portfolio.

NON-DIVERSIFICATION RISK. Focusing investments in a small number of issuers increases risk. The Fund and the Underlying Funds are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than "diversified" funds. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than more diversified funds might be. Some of those issuers might also present substantial credit or other risks.

FOREIGN INVESTING RISK. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.



Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.




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16                                                                    Prospectus

Series T
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ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT STRATEGIES FOR THE UNDERLYING
FUNDS

The Advisor allocates the Fund's investments between the Underlying Funds. In selecting securities for Corporate Fund, the Underlying Fund Advisor uses an investment style focused on investment fundamentals. The Underlying Fund Advisor believes that investment fundamentals determine and define investment value. Market prices tend to be more volatile than fundamental value, and the Underlying Fund Advisor seeks to identify and exploit these periodic differences. The Underlying Fund Advisor considers many factors, in addition to maturity and current yield, in the evaluation of fixed income securities, including: duration management, yield curve analysis, sector selection, security selection and asset allocation. The Underlying Fund Advisor employs a top-down strategy, including duration targets and sector allocations incorporating macroeconomic input.

In selecting securities for Mortgage Fund, the Underlying Fund Advisor uses an investment style singularly focused on investment fundamentals. The Underlying Fund Advisor believes that investment fundamentals determine and describe future cash flows that define fundamental investment value. The Underlying Fund Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. To implement this strategy, the Underlying Fund Advisor generally purchases for the Mortgage Fund the types of securities contained in the Mortgage Fund's benchmark, the Lehman Brothers MBS Fixed Rate Index. The Underlying Fund Advisor will attempt to enhance Mortgage Fund's long-term return and risk relative to that of the benchmark. Thus, the relative weightings of different types of securities in Mortgage Fund's portfolio will not necessarily match those of the benchmark. The Underlying Fund Advisor emphasizes those fixed income market sectors and selects for the Mortgage Fund those securities that appear to be most undervalued relative to their yields and potential risks. In analyzing the relative attractiveness of sectors and selecting securities, the Underlying Fund Advisor considers, among other factors, the potential for capital appreciation, anticipated changes in average prepayment rates; anticipated changes in interest rate volatility; current yield; current credit quality as well as possible upgrades or downgrades; narrowing or widening of spreads between sectors, securities of different credit qualities or securities of different maturities; and duration.

ADDITIONAL INVESTMENT STRATEGIES

DEFENSIVE POSITIONS; CASH RESERVES. To protect itself from adverse market conditions, the Fund and each of the Underlying Funds may take a temporary defensive position that is different from its normal investment strategy. This means that the Fund and each of the Underlying Funds may temporarily invest a higher proportion, or even all, of its assets in money market instruments or affiliated or unaffiliated money market funds. Since these investments provide relatively low income, a defensive position may not be consistent with achieving the Fund's investment objective.

PORTFOLIO TURNOVER. Although the Fund does not expect to engage in frequent trading (high portfolio




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Series T
--------------------------------------------------------------------------------



turnover), the Underlying Funds may engage in frequent trading in order to achieve their investment objectives.

Frequent trading may increase the portion of an Underlying Fund's capital gains that are recognized for tax purposes in any given year. This, in turn, would increase the Fund's distributions for that year. Frequent trading also may increase the portion of an Underlying Fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term gains than they would pay on distributions that represent long-term gains. The Underlying Funds do not restrict the frequency of trading in order to limit expenses or the tax effect that the Fund's distributions may have on shareholders.

OTHER INFORMATION

COMMODITY POOL OPERATOR EXEMPTION. The Trust is operated by a person that has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.





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18                                                                    Prospectus


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The UBS Funds
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MANAGING YOUR FUND ACCOUNT


BUYING SHARES


Shares of the Funds have no sales charge and do not pay ongoing rule 12b-1 distribution or service fees. Shares of the Fund are used exclusively for separately managed accounts advised or sub-advised by the Advisor or its affiliates and decisions as to whether or not to invest assets of a managed account in the Funds will be made by the Advisor.

Purchases of a Fund's shares will normally be permitted only in full shares, but may be permitted in fractional shares under certain circumstances. Certificates for shares will not be issued. Each Fund reserves the right, in its sole discretion, to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in its judgment, such suspension or rejection is in the best interest of such Fund and its shareholders.

SELLING SHARES

You can sell your shares at any time by contacting your financial advisor. In addition, shares will be redeemed when you terminate your managed account.

Series M reserves the right to pay redemptions "in kind" (i.e., payment in securities rather than cash) if the investment you are redeeming is large enough to affect the Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). In these cases, you might incur brokerage costs converting the securities to cash.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a Fund may not be able to maintain your account. If a Fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the Fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

PRICING AND VALUATION

The price at which you may buy or sell Fund shares is based on net asset value per share. Each Fund calculates net asset value on days that the New York Stock Exchange ("NYSE") is open. Each Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund's net asset value per share will be calculated as of the time trading was halted.

The price for buying or selling shares will be based on the net asset value that is next calculated after a




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Prospectus                                                                    19

The UBS Funds
--------------------------------------------------------------------------------




Fund receives the order in good form. Each Fund calculates its net asset value based on the current market value of its portfolio securities.

Series M normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the board of trustees. Series M normally uses the amortized cost method to value bonds that will mature in 60 days or less. Judgment plays a greater role in valuing thinly traded securities, including many lower-rated municipal bonds, because there is less reliable, objective data available.

Series T's portfolio securities will consist of shares in the Underlying Funds. The value of each Underlying Fund will be its net asset value at the time the Fund's shares are priced. The Underlying Funds normally use the amortized cost method to value bonds that will mature in 60 days or less. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value determined by or under the direction of the board of trustees.





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20                                                                    Prospectus

The UBS Funds
--------------------------------------------------------------------------------



MANAGEMENT


INVESTMENT ADVISOR


UBS Global Asset Management (US) Inc. (the "Advisor") is each Fund's investment advisor, underwriter and administrator. The Advisor, a Delaware corporation located at 51 West 52nd Street, New York, NY 10019-6114, is an investment advisor registered with the U.S. Securities and Exchange Commission. As of June 30, 2003, the Advisor had approximately $70.5 billion in assets under management. The Advisor is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $415 billion in assets under management worldwide as of June 30, 2003. UBS is an international diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry. The Advisor is responsible for the Funds' investment decisions. The Advisor carries out its duties, subject to the supervision of the Funds' board of trustees, pursuant to investment advisory agreements that describe the Advisor's responsibilities.

PORTFOLIO MANAGEMENT

Investment decisions for the Funds are made by investment management teams at the Advisor. No specific member of any investment management team is primarily responsible for making recommendations for portfolio purchases or sales.


ADVISORY FEES


The Funds do not pay fees for advisory or administrative services.





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Prospectus                                                                    21

The UBS Funds
--------------------------------------------------------------------------------




DIVIDENDS AND TAXES


DIVIDENDS


Each Fund normally declares and pays dividends monthly. Each Fund distributes realized gains, if any, annually. The Fund's dividends and capital gains distributions will be paid only in cash.

TAXES

Series M

Fund dividends will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. The Fund, however, may invest a portion of its assets in securities that pay income that is not tax-exempt. Fund distributions from such income are taxable to you as ordinary income. No part of any such ordinary income dividends will be qualified dividend income eligible for taxation by individuals at reduced rates.

Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.


Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a preference item when determining your alternative minimum tax.

Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.


Series T

The distributions that you receive from the Fund generally are subject to federal income tax. If you hold Fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, distributions on your shares generally will not be subject to tax. The Fund expects that its dividends will be taxed primarily as ordinary income. No part of any such ordinary income dividends will be qualified dividend income eligible for taxation by individuals at reduced rates.

Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.


Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:

o        provide your correct social security or taxpayer identification number,


o        certify that this number is correct,

o        certify that you are not subject to backup withholding, and

o        certify that you are a U.S. person (including a U.S. resident alien).



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22                                                                    Prospectus

The UBS Funds
--------------------------------------------------------------------------------




Each Fund also must withhold if the Internal Revenue Service instructs it to do so.


When you sell Fund shares, you may realize a capital gain or loss for tax purposes.


Distributions of ordinary income, capital gain, and gain from the sale of your Fund shares generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding tax and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.





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Prospectus                                                                    23

The UBS Funds
--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS



No financial information is presented for the Funds because neither Fund has commenced investment operations as of the date of this prospectus.





--------------------------------------------------------------------------------
24                                                                    Prospectus

If you want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI for each Fund provides more detailed information about the Fund and is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

You may discuss your questions about the Funds by contacting your financial advisor. You may obtain free copies of the Funds' SAIs by contacting the Fund directly at 1-800-647-1568.

You may review and copy information about the Funds, including the SAIs, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get text-only copies of information about the
Funds:

o For a fee, by electronic request at PUBLICINFO@SEC.GOV or by writing the SEC's Public Reference Room, Washington, D.C. 20549-0102; or

o Free, from the EDGAR Database on the SEC's Internet website at HTTP://WWW.SEC.GOV.




[Logo omitted] Global Asset Management



SMA Relationship Trust

    Series M

    Series T

Investment Company Act File No. 811-21328


(C)2003 UBS Global Asset Management (US) Inc.  All rights reserved.